Balance Sheet Components (Tables)	12 Months Ended
May 31, 2024
Balance Sheet Components [Abstract]
Schedule of Property and Equipment	Property and equipment consist of the following (in 000’s CAD):
	Year Ended
	May 31, 2024	May 31, 2023
Computer Equipment	$66	$37
Leasehold Improvements	17	10
Tools and Equipment	48	27
Website Development	152	—
Vehicles	16	16
	299	90
Accumulated Depreciation	(94)	(38)
Total Property and Equipment, net	$205	$52

Schedule of Prepaid Expenses	Prepaid Expenses consisted of the following (in 000’s CAD):
	May 31, 2024	May 31, 2023
Prepaid insurance	$482	$3
Prepaid rent	1	-
Prepaid software	10	-
Prepaid capital market services	1,938	-
Total Prepaid expenses	$2,431	$3

Schedule of Accrued Expenses	Accrued Expenses consisted of the following (in 000’s CAD):
	May 31, 2024	May 31, 2023
Accrued professional fees	$406	-
Accrued employee costs	84	48
Other accrued expenses	84	-
Total Accrued expenses	$574	$48